CONSOLIDAITNG FINANCIAL STATEMENTS OF PBF LOGISTICS INCOME STATEMENTS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 61,694	$ 48,433	$ 40,659	$ 36,549	$ 37,306	$ 37,082	$ 34,868	$ 32,846	$ 175,448	$ 142,102	$ 59,403
Sales Revenue, Goods, Net									11,887	0	0
Total revenue									187,335	142,102	59,403
Costs and expenses
Operating and maintenance expenses									44,563	25,661	29,076
General and administrative expenses									16,967	13,898	8,209
Depreciation and amortization									14,983	7,684	4,708
Total costs and expenses									76,513	47,243	41,993
Income from operations	35,505	25,763	23,510	26,044	24,186	27,113	24,192	19,368	110,822	94,859	17,410
Other income (expense)
Equity in earnings									0	0	0
Interest expense, net									(28,755)	(19,939)	(2,307)
Amortization of loan fees									(1,678)	(1,315)	(365)
Net income	27,631	18,067	15,876	18,815	16,997	19,933	19,262	17,413	80,389	73,605	14,738
Less: Net (loss) income attributable to Predecessor									(6,250)	(243)	(15,226)
Less: Net income attributable to noncontrolling interest									5,679	0	0
Net income attributable to PBF Logistics LP unitholders	$ 24,738	$ 20,874	$ 16,254	$ 19,094	$ 17,273	$ 20,283	$ 19,583	$ 16,709	80,960	73,848	29,964
Subsidiary Issuer [Member]
Costs and expenses
Depreciation and amortization										0	27
Other income (expense)
Equity in earnings										108,280	22,108
Amortization of loan fees										(1,315)	(365)
Guarantor Subsidiaries [Member]
Costs and expenses
Depreciation and amortization										7,684	4,681
Other income (expense)
Equity in earnings										0	0
Amortization of loan fees										0	0
Non-Guarantor Subsidiaries [Member]
Costs and expenses
Depreciation and amortization										0	0
Other income (expense)
Equity in earnings										0	0
Amortization of loan fees										0	0
Consolidation, Eliminations [Member]
Revenues									0	0	0
Sales Revenue, Goods, Net									0	0	0
Total revenue									0	0	0
Costs and expenses
Operating and maintenance expenses									0	0	0
General and administrative expenses									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									0	0	0
Income from operations									0	0	0
Other income (expense)
Equity in earnings									(127,431)	(108,280)	(22,108)
Interest expense, net									0	0	0
Amortization of loan fees									0	0	0
Net income									(127,431)	(108,280)	(22,108)
Less: Net (loss) income attributable to Predecessor									0	0	0
Less: Net income attributable to noncontrolling interest									0
Net income attributable to PBF Logistics LP unitholders									(127,431)	(108,280)	(22,108)
Operating Segments [Member] | Subsidiary Issuer [Member]
Revenues									0	0	1,905
Sales Revenue, Goods, Net									0	0	0
Total revenue									0	0	1,905
Costs and expenses
Operating and maintenance expenses									0	0	185
General and administrative expenses									16,609	13,408	6,386
Depreciation and amortization									0	0	27
Total costs and expenses									16,609	13,408	6,598
Income from operations									(16,609)	(13,408)	(4,693)
Other income (expense)
Equity in earnings									127,431	108,280	22,108
Interest expense, net									(28,755)	(19,952)	(2,312)
Amortization of loan fees									(1,678)	(1,315)	(365)
Net income									80,389	73,605	14,738
Less: Net (loss) income attributable to Predecessor									0	0	0
Less: Net income attributable to noncontrolling interest									0
Net income attributable to PBF Logistics LP unitholders									80,389	73,605	14,738
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Revenues									175,448	142,102	57,498
Sales Revenue, Goods, Net									11,887	0	0
Total revenue									187,335	142,102	57,498
Costs and expenses
Operating and maintenance expenses									44,563	25,661	28,891
General and administrative expenses									358	490	1,823
Depreciation and amortization									14,983	7,684	4,681
Total costs and expenses									59,904	33,835	35,395
Income from operations									127,431	108,267	22,103
Other income (expense)
Equity in earnings									0	0	0
Interest expense, net									0	13	5
Amortization of loan fees									0	0	0
Net income									127,431	108,280	22,108
Less: Net (loss) income attributable to Predecessor									(6,250)	(243)	(15,226)
Less: Net income attributable to noncontrolling interest									5,679
Net income attributable to PBF Logistics LP unitholders									128,002	108,523	37,334
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Revenues									0	0	0
Sales Revenue, Goods, Net									0	0	0
Total revenue									0	0	0
Costs and expenses
Operating and maintenance expenses									0	0	0
General and administrative expenses									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									0	0	0
Income from operations									0	0	0
Other income (expense)
Equity in earnings									0	0	0
Interest expense, net									0	0	0
Amortization of loan fees									0	0	0
Net income									0	0	0
Less: Net (loss) income attributable to Predecessor									0	0	0
Less: Net income attributable to noncontrolling interest									0
Net income attributable to PBF Logistics LP unitholders									$ 0	$ 0	$ 0